FAIR VALUE MEASUREMENTS (Details) - Profit Sharing and Savings Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 2,068,362	$ 1,810,928
Investments measured at fair value
FAIR VALUE MEASUREMENTS
Investments, at fair value	2,068,362	1,810,928
Level 1
FAIR VALUE MEASUREMENTS
Investments, at fair value	764,267	718,940
Level 2
FAIR VALUE MEASUREMENTS
Investments, at fair value	1,304,095	1,091,988
Level 3
FAIR VALUE MEASUREMENTS
Investments, at fair value	0	0
Cash and cash equivalents | Investments measured at fair value
FAIR VALUE MEASUREMENTS
Investments, at fair value		4
Cash and cash equivalents | Level 1
FAIR VALUE MEASUREMENTS
Investments, at fair value		4
Cash and cash equivalents | Level 2
FAIR VALUE MEASUREMENTS
Investments, at fair value		0
Cash and cash equivalents | Level 3
FAIR VALUE MEASUREMENTS
Investments, at fair value		0
Mutual funds | Investments measured at fair value
FAIR VALUE MEASUREMENTS
Investments, at fair value	166,520	150,020
Mutual funds | Level 1
FAIR VALUE MEASUREMENTS
Investments, at fair value	166,520	150,020
Mutual funds | Level 2
FAIR VALUE MEASUREMENTS
Investments, at fair value	0	0
Mutual funds | Level 3
FAIR VALUE MEASUREMENTS
Investments, at fair value	0	0
Employer common stock | Investments measured at fair value
FAIR VALUE MEASUREMENTS
Investments, at fair value	597,747	568,916
Employer common stock | Level 1
FAIR VALUE MEASUREMENTS
Investments, at fair value	597,747	568,916
Employer common stock | Level 2
FAIR VALUE MEASUREMENTS
Investments, at fair value	0	0
Employer common stock | Level 3
FAIR VALUE MEASUREMENTS
Investments, at fair value	0	0
Common and collective trusts | Investments measured at fair value
FAIR VALUE MEASUREMENTS
Investments, at fair value	1,304,095	1,091,988
Common and collective trusts | Level 1
FAIR VALUE MEASUREMENTS
Investments, at fair value	0	0
Common and collective trusts | Level 2
FAIR VALUE MEASUREMENTS
Investments, at fair value	1,304,095	1,091,988
Common and collective trusts | Level 3
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 0	$ 0